BRIDGES INVESTMENT FUND, INC.


                         SECOND QUARTER OR SEMI-ANNUAL


                                      1998







                               CONTENTS OF REPORT


      Pages 1 - 3        Shareholder Letter

      Exhibit 1 Portfolio Transactions from April 1, 1998, through June 30, 1998

      Exhibit 2          Quarter-to-Quarter Changes in Financial Data


      Pages F1-F13       Unaudited Financial Statements for the
                         Six Months Ended June 30, 1998




      This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund. Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the Fund's office.





                         BRIDGES INVESTMENT FUND, INC.
                              8401 West Dodge Road
                             Omaha, Nebraska 68114

                            Telephone  402-397-4700
                            Facsimile  402-397-8617



                                   Directors

                    Frederick N. Backer
                    Edson L. Bridges II
                    Edson L. Bridges III
                    N. P. Dodge, Jr.
                    John W. Estabrook
                    Jon D. Hoffmaster
                    John J. Koraleski
                    Roger A. Kupka
                    Gary L. Petersen
                    Roy A. Smith
                    L.B. Thomas




                                    Officers

                    Edson L. Bridges II - Chairman and
                                         Chief Executive Officer
                    Edson L. Bridges III - President
                    Douglas P. Person - Vice President
                    Mary Ann Mason - Secretary
                    Kathleen J. Stranik - Assistant Secretary
                    Nancy K. Dodge - Treasurer




                                    Auditor

                              Arthur Andersen LLP
                              1700 Farnam Street
                              Omaha, Nebraska 68102




                               Corporate Counsel

                         Baird, Holm, McEachen,
                          Pedersen, Hamann & Strasheim
                         1500 Woodmen Tower
                         Omaha, Nebraska 68102

                                                      JULY 27, 1998



DEAR SHAREHOLDER:

SECOND QUARTER AND FIRST HALF, 1998 REVIEW
------------------------------------------

     THE NET ASSET VALUE PER SHARE OF THE FUND WAS $33.58 ON JUNE 30, 1998. THIS RECORD HIGH CALENDAR QUARTER PRICE WAS 4.1% ABOVE THE $32.27 NET ASSET VALUE PER SHARE AT MARCH 31, 1998, AND UP 15.7% FROM THE YEAR-END, 1997 VALUATION OF $29.02. THE CASH AMOUNTS DISTRIBUTED FROM 1998 INVESTMENT INCOME DURING THE SIX MONTHS OF THIS YEAR WERE $.135 PER SHARE. THUS, THE TOTAL VALUE IMPROVEMENT WAS $4.695 PER SHARE THAT DEVELOPED FROM OPERATIONS IN THE FIRST HALF OF 1998 BY COMBINING $4.56 PER SHARE IN PRICE APPRECIATION ($33.58 LESS $29.02 EQUALS $4.56) WITH $.135 IN DIVIDEND INCOME. THIS $4.695 PER SHARE INCREASE IN VALUE, WHEN COMPARED TO THE BEGINNING NET ASSET VALUE OF $29.02, RESULTED IN A 16.2% TOTAL RETURN FOR THE FUND FOR THE FIRST SIX MONTHS OF 1998.

     THE POWERFUL UPWARD MOVEMENT FOR COMMON STOCK PRICES THAT DEVELOPED EARLY IN 1998 CONTINUED INTO THE SECOND QUARTER OF 1998, ALTHOUGH THE PACE OF THE IMPROVEMENT SLOWED CONSIDERABLY IN THE APRIL TO JUNE PERIOD COMPARED TO THE JANUARY TO MARCH INTERVAL.


FUND OPERATIONS
---------------


     THE NET ASSETS OF THE FUND WERE $43,600,764 ON JUNE 30, 1998, REPRESENTING THE HIGHEST VALUE FOR ANY CALENDAR QUARTER REPORTING DATE. NET ASSETS ADVANCED $2,187,109 FROM THE MARCH 31, 1998 TOTAL OF $41,413,655, AN INCREASE OF 5.3% FOR THE SECOND QUARTER OF 1998. FOR THE FIRST SIX MONTHS OF 1998, NET ASSETS WERE UP $6,953,229 OR 19.0% FROM THE $36,647,535 LEVEL AT DECEMBER 31, 1997. ON A
TRAILING TWELVE MONTH BASIS (JUNE 30, 1997 TO JUNE 30, 1998) NET ASSETS GREW FROM $34,567,535 TO $43,600,764, A 26.1% IMPROVEMENT.

     THERE WERE 1,298,420 SHARES OF CAPITAL STOCK OUTSTANDING ON JUNE 30, 1998. THIS NUMBER REPRESENTED A RECORD HIGH FOR SHARES OUTSTANDING FOR ANY THREE-MONTH ACCOUNTING STATEMENT PERIOD IN THE HISTORY OF THE FUND. THE NET GAIN IN SHARES OUTSTANDING FOR THE FIRST SIX MONTHS OF 1998 WAS 35,602 UNITS, WHICH RESULTED IN A 2.8% ADVANCE IN COMPARISON TO THE 1,262,818 UNITS OUTSTANDING AT THE END OF 1997.

     NET INVESTMENT INCOME WAS $297,308 FOR THE FIRST SIX MONTHS OF 1998, COMPARED TO $329,061 FOR THE SAME PERIOD IN 1997. NET REALIZED GAINS ON INVESTMENTS FOR THE FIRST SIX MONTHS OF 1998 WERE $1,588,997 VERSUS $119,720 FOR THE SAME TIME FRAME IN 1997. THE NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS WAS $4,143,454 FOR THE FIRST SIX MONTHS OF 1998, COMPARED TO $4,040,554 ACHIEVED DURING THE FIRST TWO CALENDAR QUARTERS OF 1997.

     PLEASE REFER TO EXHIBITS 1 AND 2 AND PAGES F-1 THROUGH F-13 FOR SPECIFIC DETAILS COVERING THE FUND'S RECENT PORTFOLIO TRANSACTIONS; THE HISTORICAL DATA WITH RESPECT TO DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS; AND OTHER FINANCIAL STATEMENT INFORMATION AS OF JUNE 30, 1998.



Shareholder Letter                   -2-                     July 27, 1998



DIVIDEND
--------


     ON JULY 14, 1998, THE BOARD OF DIRECTORS DECLARED A $.09 PER SHARE DIVIDEND ON THE SHARES OF CAPITAL STOCK OUTSTANDING ON THE JULY 14, 1998 RECORD DATE WITH THIS INCOME DISTRIBUTION AMOUNT TO BE PAYABLE ON OR ABOUT JULY 27, 1998. THIS DIVIDEND IS PAYABLE FROM THE NET INVESTMENT INCOME EARNED DURING THE APRIL _ JUNE, 1998 QUARTER.


SECOND QUARTER CHANGES IN PORTFOLIO AND OTHER COMMENTS
------------------------------------------------------

     DURING THE QUARTER ENDING JUNE 30, 1998, THE FUND REMOVED NINE COMPANIES FROM THE PORTFOLIO THAT WERE DEEMED TO BE EITHER OVER-PRICED OR NO LONGER FULFILLING OUR EXPECTATIONS FOR FUTURE GROWTH. THERE WERE SIX HOLDINGS WHERE PARTIAL SALES WERE EFFECTED TO CAPTURE VALUES WHERE PRICES HAVE BEEN EXTENDED ON THE UPSIDE.

     PROCEEDS FROM SALES WERE MOVED INTO EXISTING COMPANY POSITIONS WITHIN THE PORTFOLIO WHERE POTENTIAL GROWTH SEEMS TO BE OUTSTANDING.

     THE SALES REFERENCED EARLIER ARE GENERATING SIGNIFICANT REALIZED CAPITAL GAINS THAT MAY BECOME DISTRIBUTABLE IN DECEMBER, 1998 IF THE PORTFOLIO DOES NOT DEVELOP CAPITAL LOSSES THAT BECOME REALIZED PRIOR TO OCTOBER 31, 1998. IF ALL OF THE UNREALIZED LOSSES IN THE PORTFOLIO AT JUNE 30, 1998 WERE TAKEN THROUGH SALES TO OFFSET THE NET GAINS ESTABLISHED BETWEEN NOVEMBER 1, 1997 AND JUNE 30, 1998, THE FUND WOULD HAVE $1,331,994 OR MORE THAN $1.00 IN GAINS PER CURRENTLY OUTSTANDING SHARE TO DISTRIBUTE NEXT DECEMBER. THIS PRESENTLY DISTRIBUTABLE AMOUNT WILL CHANGE UP OR DOWN AS NORMAL TRADES TAKE PLACE IN THE PORTFOLIO. THUS, NO SHAREHOLDER SHOULD ANTICIPATE ANY CAPITAL GAINS DISTRIBUTION UNTIL ONE ACTUALLY HAPPENS.

     ON THE OTHER HAND, A LARGER THAN NORMAL ANNUAL CAPITAL GAINS DISTRIBUTION MAY BE IN PROSPECT FOR 1998. TO SOME DEGREE, SUCH A PAYMENT WOULD OFFSET THE DECLINE IN QUARTERLY DIVIDEND DISTRIBUTIONS THAT ARE A REFLECTION OF A MORE AGGRESSIVE COMMON STOCK OWNERSHIP POLICY FOR THE FUND'S PORTFOLIO THAT HAS BEEN IN PLACE SINCE THE SECOND QUARTER OF 1997. THE TOTAL MARKET VALUE FOR COMMON STOCKS IN THE PORTFOLIO WAS $36,749,988 AT JUNE 30, 1998. THESE ASSETS REPRESENTED 84.3% OF TOTAL MARKET VALUE FOR THE PORTFOLIO. THE CURRENT DIVIDEND INCOME RETURN FROM THESE STOCKS WAS DOWN TO 1.0% AT THE END OF THE LAST QUARTER. THUS, TO SOME DEGREE, SPENDABLE OR REINVESTIBLE CASH FLOW TO THE FUND'S SHAREHOLDERS MAY HAVE TO FLOW FROM REALIZED CAPITAL GAINS _ AT LEAST IN THE IMMEDIATE, FORESEEABLE FUTURE.



OUTLOOK
-------

     THE CURRENT STOCK MARKET ENVIRONMENT IN THE UNITED STATES IS UNLIKE ANY OTHER WITNESSED IN THE LAST 100 OR MORE YEARS. THE BUYING POWER FOR EQUITIES SEEMS WELL SUSTAINED FROM INSTITUTIONAL SOURCES, CONTRIBUTIONS TO 401(K) SAVERS, FOREIGN INVESTORS WHO ARE AFRAID OF TROUBLES IN ASIA, AND OTHER FACTORS, INCLUDING ENTHUSIASM AND OPTIMISM RELATED TO ECONOMIC GROWTH. THE POSITIONING OF THE LONG TERM CAPITAL GAINS TAX RATE AT 20% FOR MOST INVESTORS AT A LEVEL BELOW THE 28% LEVEL FOR ORDINARY INCOME, REPRESENTS A STRONG INCENTIVE TO BUY AND HOLD COMMON STOCK, AND, EVENTUALLY, TO REALIZE LONG TERM CAPITAL GAINS AS A SOURCE OF HOPED FOR REGULAR INCOME. AS A RESULT, A MAJOR, NEW PURCHASING POWER SOURCE WAS SET IN PLACE IN THE SUMMER OF 1997.



Shareholder Letter                         -3-                 July 27, 1998



     VALUATIONS, IN TERMS OF HIGH PRICE TO EARNINGS RATIONS, HAVE BECOME SPECULATIVE IN COMPARISON TO NORMAL LEVELS THAT PREVAILED IN THE EARLY YEARS OF THE 1990'S. THUS, THE GENERAL LEVEL OF STOCK PRICES SHOULD BE VULNERABLE TO ADVERSE SURPRISES WHEN THEY OCCUR. YET, MANY COMPANIES IN THE FUND'S PORTFOLIO ARE VALUED IN A MANNER THAT ENCOURAGES THE MANAGEMENT TO BE POSITIVE ABOUT THEIR PROSPECTS. WE SHALL CONTINUE TO MAKE DECISIONS ON A COMPANY BY COMPANY BASIS.

     TED BRIDGES IS OUT OF TOWN ON A WELL-EARNED VACATION. CONSEQUENTLY, I AM SIGNING THIS COMMUNICATION ON BEHALF OF BOTH OF US. WE BOTH JOIN THE OTHER MEMBERS OF THE BOARD OF DIRECTORS IN THANKING YOU FOR YOUR CONTINUED INVESTMENT IN OUR FUND.

                                   SINCERELY YOURS,


                                   EDSON L. BRIDGES II
                                   CHAIRMAN

ELBII:ELC


                                   EXHIBIT 1

                         BRIDGES INVESTMENT FUND, INC.


                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                      APRIL 1, 1998, THROUGH JUNE 30, 1998


                                          BOUGHT OR       HELD AFTER
                                          RECEIVED        TRANSACTION
               SECURITIES                 $1,000 PAR      $1,000 PAR
          COMMON STOCKS UNLESS            VALUE (M)       VALUE (M)
           DESCRIBED OTHERWISE            OR SHARES       OR SHARES

(1)<F1>   ABBOTT LABORATORIES              8,000           16,000
      ACCUSTAFF                            2,000            7,000
      AIRTOUCH COMMUNICATIONS              2,000            7,000
(2)<F2>   AMOCO                            5,000           10,000
      CALENERGY, INC.                      2,000            8,000
      CENDANT CORP. 7.50% CONV. PFD.       3,000            3,000
       SERIES I
      CISCO SYSTEMS, INC.                  2,000            5,000
      COMPAQ COMPUTER CORP.                3,000            5,000
(3)<F3>   DAYTON HUDSON                   10,000           20,000
      DELL COMPUTER                        3,000            5,000
      EMC CORPORATION                      3,000            5,000
      ELAN PLC ADR                         4,000           10,000
(4)<F4>   ERICSSON L.M. TELEPHONE CO.     20,000           20,000
  CLASS B ADR
      HEALTHSOUTH CORP.                    5,000           10,000
      HOME DEPOT, INC.                     2,500            8,000
(5)<F5>   NETWORK ASSOCIATES               1,500            4,500
(6)<F6>   OUTDOOR SYSTEMS, INC.            6,350           19,050
      SCHLUMBERGER LTD.                    1,000            2,000
      SILICON VALLEY BANCSHARES            5,000            5,000
       8.25% PFD.
(7)<F7>   SYLVAN LEARNING SYSTEMS          2,500            7,500
      TENNESSEE VALLEY AUTHORITY          10,000           10,000
         6.75% PFD. SERIES D
      VARIOUS ISSUES OF COMMERCIAL        12,345M           1,515M
         PAPER NOTES PURCHASED DURING
         2ND QTR., 1998






<F1>(1) - RECEIVED 8,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON JUNE 1, 1998.
<F2>(2) - RECEIVED 5,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON APRIL 29, 1998.
<F3>(3) - RECEIVED 10,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON MAY 1, 1998.
<F4>(4) - RECEIVED 10,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON MAY 22, 1998.
<F5>(5) - RECEIVED 1,500 SHARES IN A 3-FOR-2 STOCK SPLIT ON JUNE 1, 1998.
<F6>(6) - RECEIVED 6,350 SHARES IN A 3-FOR-2 STOCK SPLIT ON JUNE 1, 1998.
<F7>(7) - RECEIVED 2,500 SHARES IN A 3-FOR-2 STOCK SPLIT ON MAY 26, 1998.






                                     -2-




                         BRIDGES INVESTMENT FUND, INC.

                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                      APRIL 1, 1998 THROUGH JUNE 30, 1998
                                  (CONTINUED)

                                              SOLD OR       HELD AFTER
                                              EXCHANGED     TRANSACION
                 SECURITIES                   $1,000 PAR    $1,000 PAR
            COMMON STOCKS UNLESS              VALUE (M)     VALUE (M)
             DESCRIBED OTHERWISE              OR SHARES     OR SHARES

      ALBERTSONS, INC.                         1,500           5,000
      AMGEN                                    2,000            --
      BRISTOL MYERS SQUIBB                     1,000           5,000
      CAPITAL ONE FINANCIAL                    2,000           8,000
      CONCENTRA MANAGED CARE, INC.             3,000            --
      DAYTON HUDSON CORP.                        500          20,000
      FIRST DATA CORP.                         6,000            --
      GAP, INC.                                2,500          20,000
      INTERNATIONAL BUSINESS MACHINES          2,000            --
      MOTOROLA                                 8,000            --
      NATIONSBANK CORP.                        6,000            --
      PAYMENTECH, INC.                         7,000            --
      PHILIP MORRIS COMPANIES, INC.           10,000          20,000
      SAVILLE SYSTEMS IRELAND PLC ADR          2,000            --
      SCHWAB, CHARLES CORP.                    1,000            --
      UNION PACIFIC CORP. 6%                     150M           --
        DUE 9/01/2003
(8)<F8>   UNITED STATES TREASURY NOTES           200M           --
       9% DUE 5/15/1998
      VARIOUS ISSUES OF COMMERCIAL            11,345M           --
        PAPER NOTES MATURING DURING
        2ND QTR., 1998







<F8>(8) _ MATURED 200M PAR VALUE ON MAY 15, 1998.





                                   EXHIBIT 2

                         BRIDGES INVESTMENT FUND, INC.

                        HISTORICAL FINANCIAL INFORMATION

                NET     SHARES       NET ASSET     DIVIDEND/  CAPITAL
VALUATION     ASSETS    OUTSTANDING  VALUE/SHARE     SHARE    GAINS/SHARE
  DATE
 07-01-63    $  109,000       10,900    $10.00     $   -      $   -
 09-30-63       109,764       10,900     10.07         -          -
 12-31-63       159,187       15,510     10.13        .07         -
 03-31-64       202,354       19,105     10.59        .07         -
 06-30-64       253,932       23,438     10.83        .07         -
 09-30-64       310,307       28,286     10.97        .07         -
 12-31-64       369,149       33,643     10.97        .07         -
 03-31-65       434,523       38,531     11.28        .075       .028
 06-30-65       491,068       44,667     10.99        .07         -
 09-30-65       558,913       47,710     11.71        .07         -
 12-31-65       621,241       51,607     12.04        .07         -
 03-31-66       661,711       55,652     11.89        .085        -
 06-30-66       643,920       57,716     11.16        .07         -
 09-30-66       592,628       58,610     10.11        .07         -
 12-31-66       651,282       59,365     10.97        .07         -
 03-31-67       728,115       60,181     12.10        .085        -
 06-30-67       753,075       61,364     12.27        .07         -
 09-30-67       823,967       62,810     13.12        .07         -
 12-31-67       850,119       64,427     13.20        .07         -
 03-31-68       812,416       65,607     12.38        .105        -
 06-30-68     1,013,629       72,214     14.04        .07         -
 09-30-68     1,046,852       72,633     14.41        .07         -
 12-31-68     1,103,734       74,502     14.81        .07         -
 03-31-69     1,083,278       77,393     14.00        .15         -
 06-30-69     1,030,784       79,169     13.02        .07         -
 09-30-69     1,063,290       83,291     12.77        .07         -
 12-31-69     1,085,186       84,807     12.80        .07         -
 03-31-70     1,061,534       87,349     12.15        .16         -
 06-30-70       843,133       88,367      9.54        .07         -
 09-30-70       959,114       89,417     10.73        .07         -
 12-31-70     1,054,162       90,941     11.59        .07         -
 03-31-71     1,168,919       91,819     12.73        .16         -
 06-30-71     1,198,777       92,573     12.94        .07         -
 09-30-71     1,200,753       92,723     12.95        .07         -
 12-31-71     1,236,601       93,285     13.26        .07         -
 03-31-72     1,285,684       93,661     13.73        .14        .08
 06-30-72     1,228,951       93,834     13.10        .07         -
 09-30-72     1,208,454       92,258     13.10        .07         -
 12-31-72     1,272,570       93,673     13.59        .07         -
 03-31-73     1,152,089       96,695     11.91        .13        .07
 06-30-73     1,073,939       97,943     10.96        .07         -
 09-30-73     1,131,789       99,353     11.39        .07         -
 12-31-73     1,025,521      100,282     10.23        .07         -



EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION

VALUATION       NET     SHARES       NET ASSET     DIVIDEND/  CAPITAL

  DATE        ASSETS    OUTSTANDING  VALUE/SHARE     SHARE    GAINS/SHARE

 03-31-74       988,697      101,763      9.72        .14         -
 06-30-74       863,820      101,578      8.50        .07         -
 09-30-74       667,051      101,292      6.59        .07         -
 12-31-74       757,545      106,909      7.09        .07         -
 03-31-75       909,125      106,162      8.56        .14         -
 06-30-75     1,028,687      106,517      9.66        .07         -
 09-30-75       954,187      107,651      8.86        .07         -
 12-31-75     1,056,439      111,619      9.46        .07         -
 03-31-76     1,230,953      115,167     10.69        .16         -
 06-30-76     1,265,767      117,506     10.77        .07         -
 09-30-76     1,313,363      121,229     10.83        .07         -
 12-31-76     1,402,661      124,264     11.29        .08         -
 03-31-77     1,335,592      126,714     10.54        .188       .062
 06-30-77     1,456,451      134,575     10.82        .08         -
 09-30-77     1,450,573      139,402     10.41        .08         -
 12-31-77     1,505,147      145,252     10.36        .08         -
 03-31-78     1,418,417      146,380      9.69        .211       .049
 06-30-78     1,523,758      145,470     10.47        .09         -
 09-30-78     1,672,364      150,729     11.10        .09         -
 12-31-78     1,574,097      153,728     10.24        .09         -
 03-31-79     1,724,695      162,627     10.61        .204       .051
 06-30-79     1,773,427      163,640     10.84        .09         -
 09-30-79     1,913,242      167,426     11.43        .09         -
 12-31-79     1,872,059      165,806     11.29        .09         -
 03-31-80     1,769,935      170,882     10.36        .25        .0525
 06-30-80     1,974,288      169,675     11.64        .10         -
 09-30-80     2,204,689      173,549     12.70        .10         -
 12-31-80     2,416,997      177,025     13.65        .10         -
 03-31-81     2,424,976      184,148     13.17        .29        .0868
 06-30-81     2,356,007      186,307     12.65        .11         -
 09-30-81     2,128,956      183,447     11.61        .11         -
 12-31-81     2,315,441      185,009     12.52        .12         -
 03-31-82     2,165,531      194,140     11.15        .39        .19123
 06-30-82     2,074,816      190,067     10.92        .13         -
 09-30-82     2,262,073      189,837     11.92        .13         -
 12-31-82     2,593,411      195,469     13.27        .13         -
 03-31-83     2,815,081      209,390     13.44        .40        .2500
 06-30-83     3,030,744      212,068     14.29        .15         -
 09-30-83     3,210,564      223,059     14.39        .15         -
 12-31-83     3,345,988      229,238     14.60        .15         -
 03-31-84     3,279,542      247,700     13.24        .32        .5000
 06-30-84     3,322,155      262,695     12.65        .16         -
 09-30-84     3,554,876      263,783     13.48        .16         -
 12-31-84     3,727,899      278,241     13.40        .16         -
 03-31-85     4,058,327      300,068     13.52        .22        .6800
 06-30-85     4,351,707      305,496     14.24        .16         -
 09-30-85     4,260,686      310,379     13.73        .16         -
 12-31-85     4,962,325      318,589     15.58        .16         -
 03-31-86     5,663,449      347,479     16.30        .208       .86227
 06-30-86     6,174,120      365,531     16.89        .16         -



EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION

VALUATION       NET     SHARES       NET ASSET     DIVIDEND/  CAPITAL
  DATE        ASSETS    OUTSTANDING  VALUE/SHARE     SHARE    GAINS/SHARE

 09-30-86     6,392,215      399,871     15.99        ,16         -
 12-31-86     6,701,786      407,265     16.46        .16         -
 03-31-87     8,766,205      491,228     17.85        .196       .79447
 06-30-87     9,214,305      509,569     18.08        .16         -
 09-30-87     9,921,139      530,566     18.70        .16         -
 12-31-87     7,876,275      525,238     15.00        .14        .24513
 03-31-88     8,649,901      565,608     15.29        .16         -
 06-30-88     9,027,829      574,563     15.71        .15         -
 09-30-88     8,986,977      575,956     15.60        .16         -
 12-31-88     8,592,807      610,504     14.07        .38       1.10967
 03-31-89     9,103,009      618,331     14.72         -          -
 06-30-89     9,531,124      614,861     15.50        .16         -
 09-30-89    10,815,006      652,207     16.58        .16         -
 12-31-89    10,895,182      682,321     15.97        .35       0.53769
 03-31-90    11,000,740      695,558     15.82         -          -
 06-30-90    11,521,748      696,414     16.54        .16       0.02646
 09-30-90    10,534,037      706,268     14.92        .16         -
 12-31-90    11,283,448      744,734     15.15        .35       0.40297
 03-31-91    12,685,391      759,477     16.70         -          -
 06-30-91    12,485,281      766,387     16.29        .16         -
 09-30-91    13,225,379      780,213     16.95        .16         -
 12-31-91    14,374,679      831,027     17.30        .34       0.29292
 03-31-92    14,428,305      851,349     16.95         -          -
 06-30-92    14,691,191      863,019     17.02        .15         -
 09-30-92    15,940,013      910,936     17.50        .16         -
 12-31-92    17,006,789      971,502     17.51        .325      0.15944
 03-31-93    18,071,613    1,008,275     17.92         -          -
 06-30-93    17,621,101      992,755     17.75        .15         -
 09-30-93    17,949,559      999,163     17.96        .15         -
 12-31-93    17,990,556    1,010,692     17.80        .3125     0.17075
 03-31-94    17,777,177    1,021,219     17.41         -          -
 06-30-94    17,953,364    1,033,984     17.36        .14         -
 09-30-94    18,472,176    1,036,473     17.82        .15         -
 12-31-94    18,096,297    1,058,427     17.10        .30       0.17874
 03-31-95    19,835,494    1,072,309     18.50         -          -
 06-30-95    21,416,325    1,076,463     19.90        .14         -
 09-30-95    22,527,409    1,082,829     20.80        .14         -
 12-31-95    24,052,746    1,116,620     21.54        .295      0.19289
 03-31-96    26,025,304    1,148,429     22.66         -          -
 06-30-96    27,108,210    1,157,425     23.42        .1325       -
 09-30-96    27,451,784    1,165,788     23.55        .1325       -
 12-31-96    29,249,488    1,190,831     24.56        .285      0.25730
 03-31-97    30,255,441    1,210,627     24.99         -          -
 06-30-97    34,567,391    1,229,643     28.11        .1325       -
 09-30-97    36,500,979    1,242,731     29.37        .135        -
 12-31-97    36,647,535    1,262,818     29.02        .24       0.30571
 03-31-98    41,413,655    1,283,322     32.27         -          -
 06-30-98    43,600,764    1,298,420     33.58        .135        -


                                          F-1


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                 JUNE 30, 1998
                                  (UNAUDITED)
                                                    NUMBER       MARKET
                                                   OF SHARES     VALUE
                TITLE OF SECURITY
      COMMON STOCKS - (84.3%)

ADVERTISING - 1.2%
  OUTDOOR SYSTEMS, INC.*                          19,050      $   533,400

AIRCRAFT - MANUFACTURING  - 1.2%
  THE BOEING COMPANY                              12,000      $   534,750

AMUSEMENTS - RECREATION - SPORTING GOODS - 0.7%
  NIKE, INC.                                       6,000      $   292,125

BANKING AND FINANCE  - 5.9%
  FIRST NATIONAL OF NEBRASKA, INC.                   230      $   908,500
  MBNA CORPORATION                                10,000          330,625
  NORWEST CORPORATION                             12,000          450,000
  SLM HOLDING CORPORATION                          7,000          343,000
  STATE STREET CORPORATION                         8,000          556,000
                                                              $ 2,588,125


BEVERAGES - SOFT DRINKS  - 2.3%
  PEPSICO, INC.                                   24,000      $   988,500

BUSINESS SERVICES - HUMAN RESOURCES - 0.5%
  ACCUSTAFF INCORPORATED*                          7,000      $   218,750

CHEMICALS  - 4.2%
  THE DOW CHEMICAL COMPANY                         7,000      $   676,812
  DU PONT (E.I.) DE NEMOURS & COMPANY              8,000          597,500
  MONSANTO COMPANY                                10,000          558,750
                                                              $ 1,833,062

COMMUNICATIONS - RADIO AND TELEVISION - 0.6%
  CLEAR CHANNEL COMMUNICATIONS, INC.*              2,500      $   272,813

COMPUTERS - HARDWARE AND SOFTWARE  - 12.0%
  AMERICA ONLINE, INC.*                            3,000      $   315,375
  CISCO SYSTEMS, INC.*                             5,000          460,312
  COMPAQ COMPUTER CORPORATION                      5,000          141,875
  DELL COMPUTER CORPORATION *                      5,000          464,062
  EMC CORPORATION*                                 5,000          224,063
  HNC SOFTWARE, INC.*                             10,000          408,125
  HEWLETT-PACKARD CO.                             10,000          598,750
  MICROSOFT CORPORATION*                          15,000        1,625,625
  NETWORK ASSOCIATES, INC. *                       4,500          215,437
  SUN MICROSYSTEMS, INC.*                          4,000          173,750
  SUNGARD DATA SYSTEMS, INC. *                     3,200          122,800
  TRANSACTION SYSTEMS ARCHITECTS, INC.*           13,000          500,500
                                                              $ 5,250,674
    *NONINCOME-PRODUCING SECURITY


                                      F-2

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (CONTINUED)

                                 JUNE 30, 1998
                                  (UNAUDITED)
                                                    NUMBER       MARKET
                                                   OF SHARES     VALUE
                TITLE OF SECURITY
       COMMON STOCKS   (CONTINUED)

DRUGS - MEDICINES - COSMETICS  - 9.1%
  ABBOTT LABORATORIES                             16,000      $   656,000
  BRISTOL-MYERS SQUIBB CO.                         5,000          574,687
  ELAN CORPORATION PLC ADR*                       10,000          643,125
  JOHNSON & JOHNSON                               10,000          740,000
  MERCK & CO., INC.                               10,000        1,337,500
                                                              $ 3,951,312

ELECTRICAL EQUIPMENT AND SUPPLIES  - 2.1%
  GENERAL ELECTRIC CO.                            10,000      $   908,750

ELECTRONICS  - 1.8%
  INTEL CORPORATION                                8,000      $   593,000
  SOLECTRON CORPORATION *                          5,000          210,313
                                                              $   803,313


ENERGY - ALTERNATE SOURCES - 0.6%
  CALENERGY CO., INC. *                            8,000      $   240,500

FINANCE - REAL ESTATE  - 3.2%
  FREDDIE MAC                                     30,000      $ 1,411,875

FINANCE - SERVICES  - 2.3%
  CAPITAL ONE FINANCIAL CORPORATION                8,000      $   993,500

FOOD - MISCELLANEOUS PRODUCTS  - 1.8%
  PHILIP MORRIS COMPANIES, INC.                   20,000      $   787,500

HEALTHCARE - COMMERCIAL SERVICES - 0.3%
  QUINTILES TRANSNATIONAL CORP.*                   3,000      $   147,563

INSURANCE - MORTGAGE - 0.7%
  MGIC INVESTMENT CORPORATION                      5,000      $   285,313

INSURANCE - MULTILINE  - 1.7%
  AMERICAN INTERNATIONAL GROUP, INC.               1,500      $   219,000
  GENERAL RE CORP.                                 2,000          507,000
                                                              $   726,000

INSURANCE - MUNICIPAL BOND - 1.7%
  MBIA, INC.                                      10,000      $   748,750

LINEN SUPPLY - UNIFORM RENTAL & SALES - 0.5%
  CINTAS CORPORATION                               4,000      $   204,000


    *NONINCOME-PRODUCING SECURITY


                                      F-3

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (CONTINUED)

                                 JUNE 30, 1998
                                   (UNAUDITED)
                                                    NUMBER       MARKET
                TITLE OF SECURITY                  OF SHARES     VALUE

       COMMON STOCKS   (CONTINUED)

MACHINERY - CONSTRUCTION & MINING  - 0.7%
  CATERPILLAR INC.                                 6,000      $   317,438

MEDICAL - SERVICES _ 1.1%
  HEALTHSOUTH CORPORATION *                       10,000      $   266,875
  STERIS CORPORATION *                             3,000          190,781
                                                              $   457,656

METAL PRODUCTS - MISCELLANEOUS  - 0.6%
  NUCOR CORPORATION                                5,500      $   253,000

MOTION PICTURES AND THEATRES  - 1.7%
   THE WALT DISNEY COMPANY                         7,000      $   735,438


OIL SERVICES _ 0.3%
   SCHLUMBERGER, LTD.                              2,000      $   136,625

PETROLEUM PRODUCING  - 5.6%
  AMOCO CORPORATION                               10,000      $   417,500
  ATLANTIC RICHFIELD COMPANY                       4,000          312,500
  CHEVRON CORPORATION                             10,000          837,500
  EXXON CORPORATION                                8,000          571,000
  MOBIL CORPORATION                                4,000          306,500
                                                              $ 2,445,000

PUBLISHING - NEWSPAPERS  - 1.3%
  GANNETT CO., INC.                                8,000      $   568,500

PUBLISHING - ELECTRONIC  - 0.8%
  REUTERS GROUP PLC, ADR SPONSORED                 5,199      $   356,131

RETAIL STORES - APPAREL AND CLOTHING  - 2.8%
  GAP, INC.                                       20,000      $ 1,228,750

RETAIL STORES - BUILDING MATERIALS AND HOME
                   IMPROVEMENT _ 1.5%
  THE HOME DEPOT, INC.                             8,000      $   664,500

RETAIL STORES - DEPARTMENT  - 2.2%
  DAYTON HUDSON CORPORATION                       20,000      $   970,000

RETAIL STORES - VARIETY  - 0.6%
  ALBERTSON'S INC.                                 5,000      $   259,063

SCHOOLS - EDUCATIONAL SERVICES - 0.6%
  SYLVAN LEARNING SYSTEMS, INC. *                  7,500      $   245,625


    *NONINCOME-PRODUCING SECURITY


                                      F-4

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (CONTINUED)

                                 JUNE 30, 1998
                                   (UNAUDITED)
                                                    NUMBER       MARKET
                TITLE OF SECURITY                  OF SHARES     VALUE

       COMMON STOCKS   (CONTINUED)
TELECOMMUNICATIONS  - 5.7%
  AIRTOUCH COMMUNICATIONS, INC.*                   7,000      $   409,062
  GTE CORPORATION                                 10,000          556,250
  SPRINT CORPORATION                               5,000          352,500
  WEST TELESERVICES CORPORATION*                  43,000          521,375
  WORLDCOM, INC.*                                 13,000          629,688
                                                              $ 2,468,875





TELECOMMUNICATIONS _ EQUIPMENT _ 1.3%
  ERICSSON (L.M.) TELEPHONE SP ADR                20,000      $   572,500

TRANSPORTATION _ AIRFREIGHT _ 2.7%
  EAGLE USA AIRFREIGHT, INC. *                    23,000      $   797,812
  FDX CORPORATION *                                6,000          376,500
                                                              $ 1,174,312

TRANSPORTATION - RAILROADS  - 0.4%
  UNION PACIFIC CORPORATION                        4,000      $   176,000

       TOTAL COMMON STOCKS (COST - $17,102,427)               $36,749,988

       PREFERRED STOCKS  (2.9%)

BANKING AND FINANCE - 1.4%
  CFC CAPITAL TRUST 9.375% PREFERRED, SERIES B     5,000      $   130,937
  CFB CAPITAL II 8.20% CUMULATIVE PREFERRED        5,000          128,750
  HARRIS PREFERRED CAPITAL CORP.,                 10,000          250,000
     7.375%, SERIES A
  SILICON VALLEY BANCSHARES CAPITAL                5,000          125,000
     8.25% PREFERRED SERIES I
                                                              $   634,687

COMMERCIAL SERVICES _ 0.3%
  CENDANT CORPORATION 7.50% CONVERTIBLE            3,000      $   112,313
    PREFERRED _ SERIES I

TELECOMMUNICATIONS - 0.6%
  AIRTOUCH COMMUNICATIONS, INC. 4.25% SERIES C     3,000      $   247,500
    CONVERTIBLE PREFERRED

UTILITIES _ ELECTRIC _ 0.6%
  TENNESSEE VALLEY AUTHORITY 6.75%                10,000      $   252,500
    VARIABLE PREFERRED SERIES D

     TOTAL PREFERRED STOCKS (COST - $1,129,227)               $ 1,247,000

       TOTAL STOCKS (COST - $18,231,654)                      $37,996,988

    *NONINCOME-PRODUCING SECURITY

                                      F-5

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (CONTINUED)

                                 JUNE 30, 1998
                                   (UNAUDITED)
                                                   NUMBER OF
                                                   SHARES OR
                                                   PRINCIPAL     MARKET
                TITLE OF SECURITY                   AMOUNT       VALUE
      DEBT SECURITIES (12.5%)

ENERGY - ALTERNATE SOURCES - 0.5%
  CALENERGY CO., INC., 7.63% NOTES
    DUE OCTOBER 15, 2007                          $200,000    $   202,317

FOOD - MISCELLANEOUS PRODUCTS - 0.2%
  SUPER VALU STORES, INC., 8.875%

    PROMISSORY NOTES, DUE JUNE 15, 1999           $100,000    $   102,649

HOUSEHOLD APPLIANCES AND UTENSILS - 0.2%
  MAYTAG CORP., 9.75% NOTES,
    DUE MAY 15, 2002                              $100,000    $   112,291

OFFICE EQUIPMENT AND SUPPLIES - 0.2%
  XEROX CORPORATION, 9.750% NOTES
    DUE MARCH 15, 2000                            $100,000    $   106,123

RETAIL STORES - DEPARTMENT - 0.7%
  DILLARD DEPARTMENT STORES, INC., 7.850%
    DEBENTURES, DUE OCTOBER 1, 2012               $150,000    $   166,679

  SEARS ROEBUCK & CO., 9.375% DEBENTURES
    DUE NOVEMBER 1, 2011                           100,000        125,883
                                                              $   292,562

U.S. GOVERNMENT _ 7.2%
  U.S. TREASURY, 9.125% NOTES,
    DUE MAY 15, 1999                               200,000        206,094

  U.S. TREASURY, 8.750% NOTES,
    DUE AUGUST 15, 2000                            200,000        212,781

  U.S. TREASURY, 8.000% NOTES,
    DUE MAY 15, 2001                               200,000        212,906

  U.S. TREASURY, 7.500% NOTES,
    DUE MAY 15, 2002                               200,000        213,500

  U.S. TREASURY, 10.750% BONDS
    DUE FEBRUARY 15, 2003                          200,000        241,750

  U.S. TREASURY, 7.250% NOTES,
    DUE MAY 15, 2004                               300,000        325,594

  U.S. TREASURY, 7.500% NOTES,
    DUE FEBRUARY 15, 2005                          300,000        332,203



                                      F-6

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (CONTINUED)

                                 JUNE 30, 1998
                                  (UNAUDITED)
                                                   PRINCIPAL     MARKET
                                                    AMOUNT       VALUE
                TITLE OF SECURITY
       DEBT SECURITIES   (CONTINUED)


  U.S. TREASURY, 9.375% BONDS,
    DUE FEBRUARY 15, 2006                          200,000        247,000

  U.S. TREASURY, 7.625% BONDS,
    DUE FEBRUARY 15, 2007                          300,000        319,406

  U.S. TREASURY, 8.750% BONDS,
    DUE NOVEMBER 15, 2008                          200,000        228,344

  U.S. TREASURY, 9.125% BONDS,
    DUE MAY 15, 2009                               200,000        234,375

  U.S. TREASURY, 7.500% BONDS,
    DUE NOVEMBER 15, 2016                          300,000        360,094
                                                              $ 3,134,047

COMMERCIAL PAPER - SHORT TERM _ 3.5%
  FORD MOTOR CREDIT CORP.
    COMMERCIAL PAPER NOTE 5.61%
    DUE JULY 7, 1998                              $  790,000  $   790,000

  PRUDENTIAL FUNDING CORP.
    COMMERCIAL PAPER NOTE 5.70%
    DUE JULY 2, 1998                                 725,000      725,000
                                                              $ 1,515,000

     TOTAL DEBT SECURITIES (COST - $5,290,305)                $ 5,464,989


TOTAL INVESTMENTS IN SECURITIES
  (COST - $23,521,959)                               (99.7%)  $43,461,977
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (0.3%)      138,787
NET ASSETS, JUNE 30, 1998                           (100.0%)  $43,600,764




                   THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                     ARE AN INTEGRAL PART OF THIS SCHEDULE.

                                      F-7

                         BRIDGES INVESTMENT FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 1998
                                  (UNAUDITED)
ASSETS                                              AMOUNT
  INVESTMENTS, AT MARKET VALUE
     COMMON AND PREFERRED STOCKS (COST $18,231,654) $37,996,988
     DEBT SECURITIES (COST $5,290,305)                5,464,989
          TOTAL INVESTMENTS                         $43,461,977

  CASH                                                   93,422
  RECEIVABLES
     DIVIDENDS AND INTEREST                             104,941
     SUBSCRIPTIONS TO CAPITAL STOCK                      16,650

TOTAL ASSETS                                        $43,676,990

LIABILITIES
  INVESTMENT ADVISOR, MANAGEMENT AND
    SERVICE FEES                                    $    52,829
  ACCRUED OPERATING EXPENSES                             23,397
TOTAL LIABILITIES                                   $    76,226

NET ASSETS
  CAPITAL STOCK, $1 PAR VALUE - AUTHORIZED 3,000,000 SHARES,
     LESS 763,869 SHARES REDEEMED; 2,062,289 SHARES ISSUED;

     1,298,420 SHARES OUTSTANDING                   $ 1,298,420

  PAID-IN SURPLUS -
     EXCESS OVER PAR VALUE OF AMOUNTS RECEIVED FROM SALE
     OF 2,062,289 SHARES, LESS AMOUNTS PAID OUT IN REDEEMING
     763,869 SHARES                                  20,649,352
          NET CAPITAL PAID IN ON SHARES             $21,947,772

  ACCUMULATED NET REALIZED GAIN ON INVESTMENT
     TRANSACTIONS                                     1,582,534
  NET UNREALIZED APPRECIATION ON INVESTMENTS         19,940,017
  ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME       130,441
TOTAL NET ASSETS                                    $43,600,764

NET ASSET VALUE PER SHARE                              $33.58

OFFERING PRICE PER SHARE                               $33.58

REDEMPTION PRICE PER SHARE                             $33.58



                   THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                    ARE AN INTEGRAL PART OF THIS STATEMENT.



                                      F-8

                         BRIDGES INVESTMENT FUND, INC.

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                  (Unaudited)

                                                        AMOUNT     AMOUNT
INVESTMENT INCOME
   Interest                                             $187,111
   Dividends                                             269,760

        Total Investment Income                                    $456,871

EXPENSES
   MANAGEMENT FEES                                    $  102,426
   Custodian fees                                         14,243
   Insurance and Other Administrative Fees                11,488
   Bookkeeping services                                    8,520
   Printing and supplies                                   7,322
   Professional services                                   5,450
   Dividend disbursing and transfer
        agent fees                                         6,118
   Computer programming                                    2,500
   Taxes and licenses                                        533
   Foreign Taxes Paid                                        963



        Total Expenses                                             $ 159,563

           NET INVESTMENT INCOME                                   $ 297,308


NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS

   Net realized gain on transactions in
        investment securities                        $1,588,997

   Net increase in unrealized
        appreciation of investments                   4,143,454

        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $5,732,451


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $6,029,759




                   The accompanying notes to financial statements
                    are an integral part of this statement.





                                          F-9


                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENTS OF CHANGES IN NET ASSETS

                FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND 1997
                                  (UNAUDITED)
                                                 1998           1997
INCREASE IN NET ASSETS
  OPERATIONS -
     NET INVESTMENT INCOME                   $    297,308    $  329,061
     NET REALIZED GAIN ON TRANSACTIONS IN
       INVESTMENT SECURITIES                    1,588,997       119,720
     NET INCREASE IN UNREALIZED
       APPRECIATION OF INVESTMENTS              4,143,454     4,040,554
           NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS         $  6,029,759    $4,489,335

  NET EQUALIZATION CREDITS                          1,079         1,548

  DISTRIBUTIONS TO SHAREHOLDERS FROM -
     NET INVESTMENT INCOME                       (173,183)     (160,379)
     NET REALIZED GAIN FROM INVESTMENT
       TRANSACTIONS                                 -            -
  EQUALIZATION                                      -            -
  NET CAPITAL SHARE TRANSACTIONS                1,095,574       987,399


           TOTAL INCREASE IN NET ASSETS      $  6,953,229    $5,317,903


NET ASSETS:
  BEGINNING OF YEAR                            36,647,535    29,249,488

  END OF YEAR (INCLUDING ACCUMULATED
     UNDISTRIBUTED NET INVESTMENT INCOME
     OF $130,441 AND $174,962, RESPECTIVELY) $ 43,600,764   $34,567,391


                   THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                   ARE AN INTEGRAL PART OF THESE STATEMENTS.


                         BRIDGES INVESTMENT FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 1998
                                  (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          BRIDGES INVESTMENT FUND, INC. (FUND) IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM CAPITAL APPRECIATION. IN PURSUIT OF THAT OBJECTIVE, THE FUND INVESTS PRIMARILY IN COMMON STOCKS. THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONSISTENTLY FOLLOWED BY THE FUND IN THE PREPARATION OF ITS FINANCIAL STATEMENTS. THE POLICIES ARE IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES.

     A.  INVESTMENTS -

               SECURITY TRANSACTIONS ARE RECORDED ON THE TRADE DATE AT PURCHASE COST OR SALES PROCEEDS. DIVIDEND INCOME IS RECOGNIZED ON THE EX-DIVIDEND DATE, AND INTEREST INCOME IS RECOGNIZED ON AN ACCRUAL BASIS.

               SECURITIES OWNED ARE REFLECTED IN THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES AND THE SCHEDULE OF PORTFOLIO INVESTMENTS AT QUOTED MARKET VALUE. QUOTED MARKET VALUE REPRESENTS THE LAST RECORDED SALES PRICE ON THE LAST BUSINESS DAY OF THE CALENDAR YEAR FOR SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE. IF NO SALES WERE REPORTED ON THAT DAY, QUOTED MARKET VALUE REPRESENTS THE CLOSING BID PRICE. THE COST OF INVESTMENTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES AND THE SCHEDULE OF PORTFOLIO INVESTMENTS IS THE SAME AS THE BASIS USED FOR FEDERAL INCOME TAX PURPOSES. THE DIFFERENCE BETWEEN COST AND QUOTED MARKET VALUE OF SECURITIES IS REFLECTED SEPARATELY AS UNREALIZED APPRECIATION (DEPRECIATION) AS APPLICABLE.


                                              1998          1997    NET CHANGE
          NET UNREALIZED APPRECIATION
           (DEPRECIATION):

          AGGREGATE GROSS UNREALIZED
           APPRECIATION ON SECURITIES    $20,246,329  $14,513,051

          AGGREGATE GROSS UNREALIZED
           DEPRECIATION ON SECURITIES       (306,312)    (132,704)

                         NET             $19,940,017  $14,380,347 $5,559,670


          THE NET REALIZED GAIN (LOSS) FROM THE SALES OF SECURITIES IS DETERMINED FOR INCOME TAX AND ACCOUNTING PURPOSES ON THE BASIS OF THE COST OF SPECIFIC SECURITIES. THE GAIN COMPUTED ON THE BASIS OF AVERAGE COST WOULD HAVE BEEN SUBSTANTIALLY THE SAME AS THAT REFLECTED IN THE ACCOMPANYING STATEMENT OF OPERATIONS.

     B. FEDERAL INCOME TAXES -

               IT IS THE FUND'S POLICY TO COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, APPLICABLE TO REGULATED INVESTMENT COMPANIES, INCLUDING THE DISTRIBUTION OF SUBSTANTIALLY ALL TAXABLE INCOME INCLUDING NET REALIZED GAINS ON SALES OF INVESTMENTS. THEREFORE, NO PROVISION IS MADE FOR FEDERAL INCOME TAXES.

     C. DISTRIBUTION TO SHAREHOLDERS -

               THE FUND ACCRUES DIVIDENDS TO SHAREHOLDERS ON THE EX-DIVIDEND
          DATE.

     D. EQUALIZATION -

               THE FUND USES THE ACCOUNTING PRACTICE OF EQUALIZATION BY WHICH A PORTION OF THE PROCEEDS FROM SALES AND COSTS OF REDEMPTION OF CAPITAL SHARES, EQUIVALENT ON A PER SHARE BASIS TO THE AMOUNT OF UNDISTRIBUTED NET INVESTMENT INCOME ON THE DATE OF THE TRANSACTIONS, IS CREDITED OR CHARGED TO UNDISTRIBUTED INCOME. AS A RESULT, UNDISTRIBUTED NET INVESTMENT INCOME PER SHARE IS UNAFFECTED BY SALES OR REDEMPTION OF CAPITAL SHARES.

     E. USE OF ESTIMATES

               THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF REVENUES AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.



(2)  INVESTMENT ADVISORY CONTRACT

          UNDER AN INVESTMENT ADVISORY CONTRACT, BRIDGES INVESTMENT COUNSEL,INC. (INVESTMENT ADVISER) FURNISHES INVESTMENT ADVISORY SERVICES AND PERFORMS CERTAIN ADMINISTRATIVE FUNCTIONS FOR THE FUND. IN RETURN, THE FUND HAS AGREED TO PAY THE INVESTMENT ADVISER A FEE COMPUTED ON A QUARTERLY BASIS AT THE RATE OF 1/8 OF 1% OF THE AVERAGE NET ASSET VALUE OF THE FUND DURING THE QUARTER, EQUIVALENT TO 1/2 OF 1% PER ANNUM. CERTAIN OFFICERS AND DIRECTORS OF THE FUND ARE ALSO OFFICERS AND DIRECTORS OF THE INVESTMENT ADVISER. THESE OFFICERS DO NOT RECEIVE ANY COMPENSATION FROM THE FUND OTHER THAN THAT WHICH IS RECEIVED INDIRECTLY THROUGH THE INVESTMENT ADVISER.

          THE CONTRACT BETWEEN THE FUND AND THE INVESTMENT ADVISER PROVIDES THAT TOTAL EXPENSES OF THE FUND IN ANY YEAR, EXCLUSIVE OF STAMP AND OTHER TAXES, BUT INCLUDING FEES PAID TO THE INVESTMENT ADVISER, SHALL NOT EXCEED, IN TOTAL, A MAXIMUM OF 1 AND 1/2% OF THE AVERAGE MONTH END NET ASSET VALUE OF THE FUND FOR THE YEAR. AMOUNTS, IF ANY, EXPENDED IN EXCESS OF THIS LIMITATION ARE REIMBURSED BY THE INVESTMENT ADVISER AS SPECIFICALLY IDENTIFIED IN THE INVESTMENT ADVISORY CONTRACT.

(3)  DIVIDEND DISBURSING AND TRANSFER AGENT

          EFFECTIVE OCTOBER 1, 1987, DIVIDEND DISBURSING AND TRANSFER AGENT SERVICES ARE PROVIDED BY BRIDGES INVESTOR SERVICES, INC. (TRANSFER AGENT). THE FEES PAID TO THE TRANSFER AGENT ARE INTENDED TO APPROXIMATE THE COST TO THE TRANSFER AGENT FOR PROVIDING SUCH SERVICES. CERTAIN OFFICERS AND DIRECTORS OF THE FUND ARE ALSO OFFICERS AND DIRECTORS OF THE TRANSFER AGENT.




(4)       SECURITY TRANSACTIONS

          THE COST OF LONG-TERM INVESTMENT PURCHASES DURING THE THREE MONTHS ENDED JUNE 30, WAS:

                                                         1998           1997
      UNITED STATES GOVERNMENT OBLIGATIONS            $    --        $    --
      OTHER SECURITIES                                 4,562,421      3,033,013
                    TOTAL COST                        $4,562,421     $3,033,013

            NET PROCEEDS FROM SALES OF LONG-TERM INVESTMENTS DURING THE THREE MONTHS ENDED JUNE 30, WERE:

                                                         1998           1997

      UNITED STATES GOVERNMENT OBLIGATIONS            $  200,000     $    --
      OTHER SECURITIES                                 4,068,066      1,518,313

                     TOTAL NET PROCEEDS               $4,268,066     $1,518.313

                     TOTAL COST BASIS OF
                       SECURITIES SOLD                $2,679,069     $1,398,593

(5)  NET ASSET VALUE

           THE NET ASSET VALUE PER SHARE REPRESENTS THE EFFECTIVE PRICE FOR ALL SUBSCRIPTIONS AND REDEMPTIONS.

(6)  CAPITAL STOCK

      SHARES OF CAPITAL STOCK ISSUED AND REDEEMED ARE AS FOLLOWS:

                                                         1998           1997
            SHARES SOLD                                   48,035       62,142
            SHARES ISSUED TO SHAREHOLDERS IN
              REINVESTMENT OF NET INVESTMENT
              INCOME AND REALIZED GAIN FROM
              SECURITY TRANSACTIONS                        8,800         11,268

                                                          56,835         73,410
            SHARES REDEEMED                               21,233         34,598
              NET INCREASE                                35,602         38,812

      VALUE OF CAPITAL STOCK ISSUED AND REDEEMED IS AS FOLLOWS:

                                                         1998            1997
             SHARES SOLD                              $1,494,288     $1,586,209
             SHARES ISSUED TO SHAREHOLDERS IN
               REINVESTMENT OF NET INVESTMENT
               INCOME AND REALIZED GAIN FROM
               SECURITY TRANSACTIONS                     268,623        284,687
                                                      $1,762,911     $1,870,896
             SHARES REDEEMED                             667,337        883,497
               NET INCREASE                           $1,095,574     $  987,399

(7)  DISTRIBUTION TO SHAREHOLDERS

             ON JULY 14, 1998 A DISTRIBUTION OF $.09 PER SHARE AGGREGATING $116,894.84 WAS DECLARED TO SHAREHOLDERS OF RECORD ON JULY 14, 1998, TO BE PAYABLE ON JULY 27, 1998.


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

             IN OCTOBER, 1994, THE FINANCIAL ACCOUNTING STANDARDS BOARD ISSUED STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 119, DISCLOSURE ABOUT DERIVATIVE FINANCIAL INVESTMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS. THE FUND HAS NOT ENTERED INTO ANY SUCH INVESTMENT OR INVESTMENT CONTRACTS. A COVERED CALL OPTION CONTRACT IS A FORM OF A FINANCIAL DERIVATIVE INSTRUMENT. THE FUND'S INVESTMENT AND POLICY RESTRICTIONS DO PERMIT THE FUND TO SELL OR WRITE COVERED CALL OPTION CONTRACTS UNDER CERTAIN CIRCUMSTANCES AND LIMITATIONS AS SET FORTH IN THE FUND'S PROSPECTUS.


























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